Note 1 - Basis of Presentation (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred revenues
Total deferred revenues	$ 135,000	$ 135,000	$ 92,405
Deferred revenues on television pilot episodes
Deferred revenues
Total deferred revenues	135,000	135,000
Deferred revenues on audio and video content licensing
Deferred revenues
Total deferred revenues